Statement of Operations- Popular, Inc. (Parenthetical) (Detail) (Parent Company [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company [Member]
Revenues [Abstract]
Interest income from subsidiaries and affiliate	$ 1,829	$ 17,551	$ 22,891
Expenses [Abstract]
Operating expenses for services by subsidiaries and affiliates	6,882	8,412	9,487
Expense reimbursement by subsidiaries for services provided by parent	$ 67,021	$ 60,402	$ 58,577